Pensions and Other Benefit Plans (Details 2)	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Retirement Plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	3.78%	4.78%	4.25%
Expected long-term rate of return on plan assets	8.53%	8.46%	8.45%
Rate of increase in compensation levels	4.05%	4.08%	4.08%
Other Benefit Plans [Member]
Rates used to develop the actuarial present value of projected benefit obligation
Discount rate	4.31%	5.25%	4.55%
Rate of increase in compensation levels	4.11%	4.29%	4.28%